INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		116 Months Ended	119 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2013
Expenses
Accounting and audit fees	$ 73,325	$ 67,000	$ 136,758	$ 139,761	$ 798,872	$ 872,197
Amortization and depreciation	192	465	576	1,858	5,631	5,823
Bank charges and interest	704	490	4,397	5,963	46,704	47,408
Consulting fees	51,000	135,411	271,898	1,155,366	12,015,989	12,066,989
Insurance	16,125	0	16,125	10,844	75,121	91,246
Investor relations	26,991	18,600	128,575	108,138	960,282	987,273
Legal fees	32,818	57,544	176,318	142,923	846,343	879,161
Management fees	0	0	0	0	14,625	14,625
Office and miscellaneous expense	2,310	0	4,019	9,147	151,703	154,013
Registration and filing fees	12,457	9,354	33,634	26,794	188,032	200,489
Rent and administration	12,000	0	12,000	0	236,670	248,670
Research and development	5,180	127,003	263,847	2,653,860	12,822,796	12,827,976
Salaries and wages	64,482	0	1,067,294	0	1,067,294	1,131,776
Travel	12,024	0	19,695	66,837	760,850	772,874
Website design and maintenance	0	0	2,231	0	30,648	30,648
Loss before other income (expense)	(309,608)	(415,867)	(2,137,367)	(4,321,491)	(30,021,560)	(30,331,168)
Other income (expenses)
Interest and financing fees	(3,287)	(10,225)	(51,341)	(138,341)	(677,362)	(680,649)
Accretion of debt discount	0	0	0	(98,081)	(2,174,661)	(2,174,661)
Change in fair value of derivative liability	683,000	0	15,000	67,500	(448,274)	234,726
Debt conversion expense	0	0	0	0	(504,160)	(504,160)
Loss on settlement of accounts payable	0	0	(976,880)	0	(1,754,933)	(1,754,933)
Loss on extinguishment of debt	0	0	(495,328)	(3,829,333)	(5,010,868)	(5,010,868)
Foreign exchange loss	(11,468)	(27,425)	(54,130)	18,041	(62,350)	(73,818)
Gain (loss) for the period	$ 358,637	$ (453,517)	$ (3,700,046)	$ (8,301,705)	$ (40,654,168)	$ (40,295,531)
Income (loss) per share
Basic	$ 0.01	$ 0.01
Diluted	$ (0.01)	$ (0.01)	$ (0.12)	$ (0.29)
Weighted average number of shares outstanding
Basic	37,484,793	30,240,687
Diluted	43,933,759	30,240,687	31,908,441	28,168,784